Note 11 - Borrowings	12 Months Ended
Dec. 31, 2012
Borrowed Funds [Member]
Note 11 - Borrowings [Line Items]
Debt Disclosure [Text Block]

11.           Borrowings

The balance of borrowings was $42,400,000 at December 31, 2012, consisting of a long-term FHLB advance of $10,000,000 and overnight funds purchased of $32,400,000.  The balance of borrowings was $88,300,000 at December 31, 2011 and consisted of long-term FHLB advance of $10,000,000 and overnight funds purchased of $78,300,000.

The Bank has established a borrowing relationship with the FHLB which further supports and enhances liquidity. During 2010, FHLB replaced its Overnight Line of Credit and One-Month Overnight Repricing Line of Credit facilities available to member banks with a fully secured line of up to 50 percent of a bank’s quarter-end total assets.  Under the terms of this facility, the Bank’s total credit exposure to FHLB cannot exceed 50 percent, or $420,484,191, of its December 31, 2012 total assets.  In addition, the aggregate outstanding principal amount of the Bank’s advances, letters of credit, the dollar amount of the FHLB’s minimum collateral requirement for off balance sheet financial contracts and advance commitments cannot exceed 30 percent of the Bank’s total assets, unless the Bank obtains approval from FHLB’s Board of Directors or its Executive Committee.  These limits are further restricted by a member’s ability to provide eligible collateral to support its obligations to FHLB as well as the ability to meet the FHLB’s stock requirement.  The Bank also maintains an unsecured federal funds line of $20,000,000 with a correspondent bank that will expire on June 30, 2013 at which time it will be subject to review and renewal.

The Bank has one ten-year fixed rate convertible advances from the FHLB.  This advance, in the amount of $10,000,000 bears interest at the rate of 4.08%.  This advance is convertible quarterly at the option of the FHLB and is fully secured by marketable securities.  The FHLB advance matures on July 31, 2017. Due to the call provision, expected maturity could differ from contractual maturity.  The $32,400,000 in overnight funds purchased at December 31, 2012, had an interest rate of 0.31% and matured on January 2, 2013.

Redeemable Subordinated Debentures [Member]
Note 11 - Borrowings [Line Items]
Debt Disclosure [Text Block]

12.           Redeemable Subordinated Debentures

On May 30, 2006, the Company established 1st Constitution Capital Trust II, a Delaware business trust and wholly owned subsidiary of the Company (“Trust II”), for the sole purpose of issuing $18 million of trust preferred securities (the “Capital Securities”).  Trust II utilized the $18 million proceeds along with $557,000 invested in Trust II by the Company to purchase $18,557,000 of floating rate junior subordinated debentures issued by the Company and due to mature on June 15, 2036.  The subordinated debentures carry a floating interest rate based on the three-month LIBOR plus 165 basis points (1.9580% at December 31, 2012).  The Capital Securities were issued in connection with a pooled offering involving approximately 50 other financial institution holding companies.  All of the Capital Securities were sold to a single pooling vehicle.   The floating rate junior subordinated debentures are the only asset of Trust II and have terms that mirrored the Capital Securities.   These debentures are redeemable in whole or in part prior to maturity after June 15, 2011.  Trust II is obligated to distribute all proceeds of a redemption of these debentures, whether voluntary or upon maturity, to holders of the Capital Securities.  The Company’s obligation with respect to the Capital Securities and the debentures, when taken together, provided a full and unconditional guarantee on a subordinated basis by the Company of the obligations of Trust II to pay amounts when due on the Capital Securities.  Interest payments on the floating rate junior subordinated debentures flow through Trust II to the pooling vehicle.